OPERATING LEASE (Schedule of Future Minimum Lease Payments under Operating Lease) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ 104,520	$ 415,033
2022	427,484	427,484
2023	440,308	440,308
2024	110,888	110,884
Total minimum lease payments	1,083,196	1,393,709
Discount	(186,527)	(300,032)
Operating lease liability	$ 896,669	$ 1,093,677